Other Current Liabilities - Summary of Other Current Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Miscellaneous current liabilities [abstract]
Contract liabilities	$ 784.6	₨ 57,359.3	₨ 42,566.3
Statutory dues	510.0	37,296.9	36,550.2
Others	34.3	2,508.4	3,387.0
Total	$ 1,328.9	₨ 97,164.6	₨ 82,503.5